ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of
	March 31,	September 30,
	2026	2025
	$	$
Other tax payables	946	-
Other	1,278,129	74,453
Total	1,279,075	74,453

Other current liabilities contain primarily unsecured, due on demand and interest free short-term loan to the Company from third party entities and deposits for bidding from suppliers to the Company.